Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Nov. 30, 2020
Leases [Abstract]
Operating Leases, Weighted-average remaining lease term (years)	4 years 8 months 1 day
Operating Leases, Weighted-average discount rate	4.15%